LoCorr Market Trend Fund
Consolidated Schedule of Investments
September 30, 2020 (Unaudited)

	Maturity Date	Coupon Rate	Principal Amount	Value
ASSET BACKED SECURITIES: 10.51%
American Homes 4 Rent Trust, 2014-SFR2 A (a)	10/17/2036	3.79%	$395,526	$427,142
AMSR Trust, 2020-SFR1 A (a)	04/17/2037	1.82%	324,688	331,098
CarMax Auto Owner Trust, 2018-4 A3	09/15/2023	3.36%	2,750,000	2,819,611
CenterPoint Energy Residential Bond, 2009-1 A3	08/15/2023	4.24%	1,077,227	1,124,208
Chase Issuance Trust, 2018-A1 A1 (1 Month LIBOR USD + 0.200%) (c)	04/17/2023	0.35%	2,050,000	2,051,761
Corevest American Finance Trust, 2020-1 A1 (a)	03/17/2050	1.83%	420,544	425,226
DB Master Finance LLC, 2019-1A A2I (a)	05/20/2049	3.79%	1,641,420	1,691,795
Domino's Pizza Master Issuer LLC, 2017-1A A2I (3 Month LIBOR USD + 1.250%) (a)(c)	07/25/2047	1.49%	1,069,750	1,070,114
Ford Credit Auto Lease Trust, 2019-B A3	10/15/2022	2.22%	880,000	891,981
GM Financial Consumer Automobile Receivables Trust, 2018-4 A3	10/16/2023	3.21%	2,065,931	2,112,763
Hilton Grand Vacations Trust, 2019-AA A (a)	07/25/2033	2.34%	792,783	811,288
Honda Auto Receivables Owner Trust
Series 2019-1 A3	03/20/2023	2.83%	750,000	766,487
Series 2020-3 A3	10/18/2024	0.37%	1,400,000	1,399,668
Invitation Homes Trust
Series 2017-SFR2 A (1 Month LIBOR USD + 0.850%) (a)(c)	12/19/2036	1.00%	451,497	450,164
Series 2018-SFR1 A (1 Month LIBOR USD + 0.700%) (a)(c)	03/19/2037	0.85%	442,798	438,119
Series 2018-SFR2 A (1 Month LIBOR USD + 0.900%) (a)(c)	06/18/2037	1.05%	434,529	433,712
Series 2018-SFR3 A (1 Month LIBOR USD + 1.000%) (a)(c)	07/17/2037	1.15%	459,405	459,477
Series 2018-SFR4 A (1 Month LIBOR USD + 1.100%) (a)(c)	01/19/2038	1.25%	696,720	696,749
Series 2018-SFR4 D (1 Month LIBOR USD + 1.650%) (a)(c)	01/19/2038	1.80%	490,000	490,000
Morgan Stanley Capital I Trust, 2004-HE6 M1 (1 Month LIBOR USD + 0.825%) (c)	08/25/2034	0.97%	257,260	255,526
MVW Owner Trust, 2019-1A A (a)	11/20/2036	2.89%	841,390	865,096
PFS Financing Corp., 2020-F A (a)	08/15/2024	0.93%	700,000	700,467
SoFi Professional Loan Program LLC, 2015-C A2 (a)	08/25/2033	2.51%	883,479	890,087
TCF Auto Receivables Owner Trust, 2016-PT1A A (a)	06/15/2022	1.93%	117,593	117,720
Tricon American Homes Trust
Series 2016-SFR1 A (a)	11/17/2033	2.59%	659,532	662,104
Series 2017-SFR2 B (a)	01/18/2036	3.28%	400,000	413,801
Verizon Owner Trust
Series 2018-A A1A	04/20/2023	3.23%	670,000	680,386
Series 2019-B A1A	12/20/2023	2.33%	1,080,000	1,105,865
Series 2020-A A1A	07/20/2024	1.85%	1,180,000	1,210,248
VSE VOI Mortgage LLC, 2018-A A (a)	02/20/2036	3.56%	533,613	555,562
Wendy's Funding LLC, 2018-1A A2I (a)	03/15/2048	3.57%	213,950	221,139
TOTAL ASSET BACKED SECURITIES (Cost $26,234,229)				26,569,364

CORPORATE BONDS: 23.03%
Agriculture: 0.27%
BAT Capital Corp.	08/15/2024	3.22%	135,000	144,439
BAT International Finance PLC (b)	03/25/2026	1.67%	535,000	536,819
				681,258
Auto Manufacturers: 0.60%
Cummins, Inc.	09/01/2025	0.75%	605,000	606,841
General Motors Financial Co., Inc.	06/20/2025	2.75%	895,000	915,690
				1,522,531
Banks: 10.51%
Banco Santander SA (b)	02/23/2023	3.13%	540,000	565,653
Banco Santander SA (b)	05/28/2025	2.75%	230,000	241,259
Bank of America Corp.	01/11/2023	3.30%	2,265,000	2,404,271
Bank of America Corp. (SOFR + 1.150%) (d)	06/19/2026	1.32%	1,070,000	1,078,063
Bank of New York Mellon Corp.	02/07/2022	2.60%	295,000	303,545
BB&T Corp.	12/06/2023	3.75%	190,000	207,556
BNP Paribas SA (3 Month LIBOR USD + 1.111%) (a)(b)(d)	11/19/2025	2.82%	250,000	263,455
Citigroup, Inc. (SOFR + 0.867%) (d)	11/04/2022	2.31%	1,650,000	1,680,221
Citigroup, Inc. (3 Month LIBOR USD + 0.722%) (d)	01/24/2023	3.14%	495,000	510,761
Citigroup, Inc. (3 Month LIBOR USD + 1.023%) (d)	06/01/2024	4.04%	435,000	471,260
Cooperatieve Rabobank UA (b)	11/09/2022	3.95%	635,000	674,743
Credit Suisse AG (b)	05/05/2023	1.00%	565,000	570,922
Danske Bank A/S (1 Year CMT Rate + 1.730%) (a)(b)(d)	01/12/2023	5.00%	630,000	660,940
Federation des Caisses Desjardins du Quebec (a)(b)	09/26/2022	1.95%	700,000	721,311
Fifth Third Bancorp	05/05/2023	1.63%	615,000	631,485
Goldman Sachs Group, Inc.	02/23/2023	3.20%	2,180,000	2,311,456
Goldman Sachs Group, Inc.	04/01/2025	3.50%	225,000	248,326
HSBC Bank Canada (a)(b)	09/10/2023	1.65%	1,130,000	1,156,526
HSBC Holdings PLC (SOFR + 1.929%) (b)(d)	06/04/2026	2.10%	515,000	521,160
Huntington National Bank	04/01/2022	3.13%	365,000	379,028
ING Groep NV (b)	04/09/2024	3.55%	540,000	588,090
JP Morgan Chase & Co.	09/23/2022	3.25%	355,000	375,228
JP Morgan Chase & Co.	01/25/2023	3.20%	2,140,000	2,274,773
Mitsubishi UFJ Financial Group, Inc. (1 Year CMT Rate + 0.680%) (b)(d)	09/15/2024	0.85%	660,000	660,412
Morgan Stanley	11/01/2022	4.88%	485,000	524,286
Morgan Stanley	01/23/2023	3.13%	1,830,000	1,934,804
National Bank of Canada (a)(b)	10/07/2022	2.15%	365,000	376,399
NatWest Markets PLC (a)(b)	05/21/2023	2.38%	820,000	844,247
Royal Bank of Canada (b)	04/29/2022	2.80%	375,000	389,259
Santander UK PLC (b)	01/13/2023	2.10%	675,000	696,583
Svenska Handelsbanken AB (a)(b)	06/30/2023	0.63%	405,000	406,396
UBS AG/London (a)(b)	04/21/2022	1.75%	440,000	447,987
UBS Group AG (1 Year CMT Rate + 0.830%) (a)(b)(d)	07/30/2024	1.01%	200,000	200,452
Wells Fargo & Co.	02/13/2023	3.45%	625,000	662,380
Wells Fargo & Co. (SOFR + 1.600%) (d)	06/02/2024	1.65%	575,000	585,723
				26,568,960
Biotechnology: 0.39%
Gilead Sciences, Inc.	09/29/2023	0.75%	360,000	360,756
Royalty Pharma PLC (a)(b)	09/02/2023	0.75%	625,000	623,852
				984,608
Building Materials: 0.28%
Carrier Global Corp. (a)	02/15/2025	2.24%	680,000	709,356

Chemicals: 0.25%
Air Products and Chemicals, Inc.	10/15/2025	1.50%	235,000	243,780
DuPont de Nemours, Inc.	11/15/2023	4.21%	345,000	378,830
				622,610
Diversified Financial Services: 1.56%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (b)	02/01/2022	3.95%	380,000	384,721
Air Lease Corp.	07/03/2023	3.88%	630,000	656,510
American Express Co.	05/20/2022	2.75%	455,000	471,177
Capital One Bank	02/15/2023	3.38%	640,000	676,848
Charles Schwab Corp.	01/25/2023	2.65%	650,000	681,516
GE Capital International Funding Co. Unlimited Co. (b)	11/15/2025	3.37%	1,005,000	1,074,933
				3,945,705
Electric: 0.51%
Eversource Energy	08/15/2025	0.80%	75,000	74,625
Exelon Generation Co. LLC	03/15/2022	3.40%	270,000	279,866
Exelon Generation Co. LLC	06/01/2025	3.25%	195,000	213,182
Nextera Energy Capital Holdings, Inc.	04/01/2022	2.90%	695,000	719,638
				1,287,311
Food: 0.04%
Mondelez International, Inc.	04/13/2023	2.13%	100,000	103,780

Healthcare - Services: 0.30%
Anthem, Inc.	01/15/2025	2.38%	465,000	494,515
UnitedHealth Group, Inc.	01/15/2026	1.25%	245,000	251,527
				746,042
Insurance: 1.42%
American International Group, Inc.	06/30/2025	2.50%	475,000	507,262
Aon Corp.	11/15/2022	2.20%	550,000	569,081
Berkshire Hathaway, Inc.	03/15/2021	2.20%	710,000	715,128
Equitable Financial Life Global (a)	07/07/2025	1.40%	530,000	541,074
Metropolitan Life Global Funding I (a)	07/02/2025	0.95%	700,000	705,717
Voya Financial, Inc.	07/15/2024	3.13%	520,000	560,318
				3,598,580
Media: 0.63%
Comcast Corp.	04/15/2024	3.70%	1,450,000	1,601,228

Miscellaneous Manufacturing: 0.15%
Parker-Hannifin Corp.	06/14/2024	2.70%	355,000	380,079

Oil & Gas: 0.66%
BP Capital Markets PLC (b)	03/11/2021	4.74%	530,000	540,335
Chevron Corp.	05/11/2023	1.14%	610,000	621,797
Diamondback Energy, Inc.	12/01/2024	2.88%	300,000	303,752
Equinor ASA (b)	01/22/2026	1.75%	195,000	202,296
				1,668,180
Pharmaceuticals: 0.86%
AbbVie, Inc. (a)	11/21/2022	2.30%	625,000	646,705
Bristol-Myers Squibb Co.	02/20/2023	3.25%	745,000	792,393
CVS HEALTH Corp.	08/12/2024	3.38%	665,000	723,533
				2,162,631
Pipelines: 0.86%
Energy Transfer Operating LP	05/15/2025	2.90%	240,000	241,297
Enterprise Products Operating LLC	02/15/2021	2.80%	520,000	524,680
MPLX LP	03/01/2026	1.75%	640,000	637,117
ONEOK, Inc.	09/01/2024	2.75%	210,000	215,078
TransCanada PipeLines Ltd. (b)	08/01/2022	2.50%	545,000	562,063
				2,180,235
Real Eastate Investment Trust: 1.41%
Alexandria Real Estate Equities, Inc.	01/15/2024	4.00%	565,000	622,148
American Tower Corp.	09/15/2025	1.30%	1,055,000	1,066,232
Camden Property Trust	12/15/2022	2.95%	395,000	411,795
Crown Castle International Corp.	07/15/2025	1.35%	430,000	434,666
Duke Realty LP	04/15/2023	3.63%	535,000	568,243
Highwoods Realty LP	06/15/2021	3.20%	100,000	101,307
Kilroy Realty LP	01/15/2023	3.80%	335,000	348,650
				3,553,041
Software: 0.35%
Fiserv, Inc.	07/01/2024	2.75%	840,000	897,353

Telecommunications: 1.75%
AT&T, Inc.	12/01/2022	2.63%	1,090,000	1,135,409
AT&T, Inc.	05/15/2025	3.40%	455,000	503,458
T-Mobile USA, Inc. (a)	04/15/2025	3.50%	925,000	1,015,002
Verizon Communications, Inc.	09/15/2023	5.15%	830,000	940,567
Verizon Communications, Inc.	11/01/2024	3.50%	275,000	303,614
Vodafone Group PLC (b)	01/16/2024	3.75%	470,000	513,098
				4,411,148
Transportation: 0.23%
Burlington Northern Santa Fe LLC	09/01/2024	3.40%	520,000	571,219
TOTAL CORPORATE BONDS (Cost $56,811,412)				58,195,855

MORTGAGE BACKED SECURITIES: 12.10%
Angel Oak Mortgage Trust, 2020-1 M1 (a)(d)	12/25/2059	3.16%	418,000	408,258
BX Commercial Mortgage Trust, 2019-XL A (1 Month LIBOR USD + 0.920%) (a)(c)	10/15/2036	1.07%	488,888	488,742
Comm Mortgage Trust
Series 2013-GAM A1 (a)	02/11/2028	1.71%	149,150	148,699
Series 2016-GCT B (a)	08/10/2029	3.09%	600,000	602,746
Series 2013-CR6 A4	03/10/2046	3.10%	185,000	191,866
Series 2013-CR6 AM (a)	03/12/2046	3.15%	1,000,000	1,035,186
Series 2013-CR10 A4 (d)	08/10/2046	4.21%	185,000	200,661
Series 2013-CR11 B (d)	08/12/2050	5.28%	575,000	608,664
Connecticut Avenue Securities Trust
Series 2020-R02 2M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2040	0.90%	554,827	553,417
Series 2020-R01 1M1 (1 Month LIBOR USD + 0.800%) (a)(c)	01/25/2040	0.95%	464,172	462,246
Credit Suisse Mortgage Capital Certificates, 2019-ICE4 A (1 Month LIBOR USD + 0.980%) (a)(c)	05/15/2036	1.13%	1,000,000	998,797
Fannie Mae Aces
Series 2010-M7 A2	11/25/2020	3.66%	5,541	5,537
Series 2015-M17 FA (1 Month LIBOR USD + 0.930%) (c)	11/25/2022	1.11%	914,073	914,687
Series 2014-M11 1A (d)	08/25/2024	3.22%	657,880	706,521
Fannie Mae Connecticut Avenue Securities
Series 2014-C03 1M2 (1 Month LIBOR USD + 3.000%) (c)	07/25/2024	3.15%	76,924	67,217
Series 2018-C01 1EB1 (1 Month LIBOR USD + 0.450%) (c)	07/25/2030	0.60%	400,000	389,726
FHLMC Multifamily Structured Pass Through Certificates
Series KF08 A (1 Month LIBOR USD + 0.300%) (c)	01/25/2022	0.46%	813,907	811,008
Series K-J22 A-1	03/25/2022	3.17%	456,839	461,545
Series K-102 A (1 Month LIBOR USD + 0.200%) (c)	02/25/2023	0.36%	114,916	114,887
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA2 M1 (1 Month LIBOR USD + 1.200%) (c)	10/25/2029	1.35%	169,333	169,333
Series 2018-HRP2 M3 (1 Month LIBOR USD + 2.400%) (a)(c)	02/25/2047	2.55%	400,000	381,613
Series 2019-HRP1 M2 (1 Month LIBOR USD + 1.400%) (a)(c)	02/25/2049	1.55%	658,330	612,194
Series 2020-DNA1 M1 (1 Month LIBOR USD + 0.700%) (a)(c)	01/25/2050	0.85%	171,057	170,868
Series 2020-HQA1 M1 (1 Month LIBOR USD + 0.750%) (a)(c)	01/25/2050	0.90%	306,620	306,070
FRESB Multifamily Mortgage Pass Through Certificates
Series 2016-SB17 A7F (d)	05/25/2023	2.15%	529,119	536,160
Series 2017-SB31 A7F (d)	01/25/2024	2.46%	1,414,321	1,443,516
Series 2017-SB32 A7F (d)	04/25/2024	2.44%	1,024,578	1,046,477
Series 2019-SB67 A5F (d)	07/25/2024	2.09%	1,278,254	1,339,232
GS Mortgage Securities Trust
Series 2015-GC28 A5	02/10/2048	3.40%	1,000,000	1,094,741
Series 2015-GC32 AS (d)	07/10/2048	4.02%	1,000,000	1,107,933
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 A4 (d)	01/18/2046	3.99%	513,180	551,070
Series 2014-C22 AS	09/17/2047	4.11%	685,000	743,260
Series 2013-C10 AS	12/17/2047	3.37%	200,000	208,729
JP Morgan Mortgage Trust
Series 2016-1 A5 (a)(d)	05/25/2046	3.50%	36,186	36,400
Series 2017-1 A5 (a)(d)	01/25/2047	3.50%	152,056	152,939
Series 2017-2 A5 (a)(d)	05/25/2047	3.50%	165,210	167,402
Series 2017-3 1A5 (a)(d)	08/25/2047	3.50%	97,018	97,393
Series 2018-1 A5 (a)(d)	06/25/2048	3.50%	162,219	163,209
Series 2019-2 A4 (a)(d)	08/25/2049	4.00%	61,648	61,619
KKR Industrial Portfolio Trust, 2020-AIP D (1 Month LIBOR USD + 2.030%) (a)(c)	03/16/2037	2.18%	294,090	292,615
Merit, 2020-HILL A (1 Month LIBOR USD + 1.150%) (a)(c)	08/17/2037	1.30%	1,350,000	1,350,844
Natixis Commercial Mortgage Securities Trust, 2018-285M A (a)(d)	11/15/2032	3.92%	1,000,000	1,032,351
NCUA Guaranteed Notes Trust, 2010-R1 1A (1 Month LIBOR USD + 0.450%) (c)	10/07/2020	0.60%	1,882,123	1,881,927
Sequoia Mortgage Trust
Series 2018-3 A4 (a)(d)	03/25/2048	3.50%	537,043	538,348
Series 2020-1 A4 (a)(d)	02/25/2050	3.50%	503,555	510,368
Series 2020-2 A4 (a)(d)	03/25/2050	3.50%	819,632	844,616
UBS Commercial Mortgage Trust, 2012-C1 A3	05/12/2045	3.40%	1,009,921	1,035,218
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 AS	10/17/2045	3.54%	165,000	171,468
Series 2015-NXS2 A-4	07/17/2058	3.50%	1,000,000	1,096,033
WFRBS Commercial Mortgage Trust
Series 2013-C13 AS	05/17/2045	3.35%	165,000	172,591
Series 2013-C14 A5	06/15/2046	3.34%	185,000	195,258
Series 2014-C24 A5	11/18/2047	3.61%	1,000,000	1,092,040
Series 2013-C12 AS	03/17/2048	3.56%	780,000	815,859
TOTAL MORTGAGE BACKED SECURITIES (Cost $30,236,102)				30,590,104

MUNICIPAL BONDS: 1.53%
City of Arlington TX	08/15/2025	0.71%	620,000	621,228
City of El Paso TX Water & Sewer Revenue	03/01/2025	0.77%	680,000	681,108
City of Sacramento CA Water Revenue	09/01/2023	1.61%	555,000	567,365
Pennsylvania State University	09/01/2023	1.35%	940,000	961,094
San Diego County Water Authority	05/01/2025	0.74%	205,000	204,898
State of Wisconsin	05/01/2026	2.10%	780,000	826,285
TOTAL MUNICIPAL BONDS (Cost $3,780,000)				3,861,978

U.S. GOVERNMENT AGENCY ISSUES: 9.62%
Federal Farm Credit Banks	08/14/2023	1.60%	2,270,000	2,359,120
Federal Home Loan Banks	06/10/2022	2.13%	2,620,000	2,707,090
Federal Home Loan Banks	06/10/2022	2.75%	3,180,000	3,320,057
Federal Home Loan Banks	12/09/2022	3.00%	4,500,000	4,774,156
Federal Home Loan Mortgage Corp.	07/08/2022	0.32%	1,470,000	1,470,145
Federal Home Loan Mortgage Corp.	07/20/2023	0.41%	1,470,000	1,471,206
Federal Home Loan Mortgage Corp.	08/24/2023	0.25%	1,700,000	1,701,153
Federal Home Loan Mortgage Corp.	09/08/2023	0.25%	535,000	535,196
Federal National Mortgage Association	09/06/2022	1.38%	2,310,000	2,364,214
Federal National Mortgage Association	07/10/2023	0.25%	2,000,000	1,999,588
Federal National Mortgage Association	08/25/2025	0.38%	1,630,000	1,624,865
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $23,710,944)				24,326,790

U.S. GOVERNMENT NOTES: 25.36%
United States Treasury Note	01/31/2023	2.38%	10,850,000	11,415,387
United States Treasury Note	03/31/2023	1.50%	180,000	186,096
United States Treasury Note	05/15/2023	1.75%	4,260,000	4,438,887
United States Treasury Note	06/30/2023	2.63%	3,250,000	3,470,645
United States Treasury Note	09/30/2023	2.88%	3,040,000	3,286,406
United States Treasury Note	02/15/2024	2.75%	4,100,000	4,455,707
United States Treasury Note	03/31/2024	2.13%	3,025,000	3,229,896
United States Treasury Note	06/30/2024	2.00%	10,025,000	10,700,904
United States Treasury Note	09/30/2024	1.50%	8,250,000	8,673,779
United States Treasury Note	01/31/2025	1.38%	1,090,000	1,143,606
United States Treasury Note	02/15/2025	7.63%	1,715,000	2,267,686
United States Treasury Note	03/31/2025	2.63%	1,400,000	1,549,352
United States Treasury Note	05/15/2025	2.13%	4,335,000	4,707,539
United States Treasury Note	05/31/2025	0.25%	1,990,000	1,990,233
United States Treasury Note	07/31/2025	0.25%	2,580,000	2,578,186
TOTAL U.S. GOVERNMENT NOTES (Cost $62,363,469)				64,094,309

SHORT TERM INVESTMENT: 4.12%
MONEY MARKET FUND: 4.12%			Shares
STIT-Government & Agency Portfolio, Institutional Class, 0.02% (e)(f)			10,422,855	10,422,855
TOTAL MONEY MARKET FUND (Cost $10,422,855)				10,422,855
TOTAL SHORT TERM INVESTMENT (Cost $10,422,855)				10,422,855

TOTAL INVESTMENTS (Cost $213,559,011): 86.27%				218,061,255
Other Assets in Excess of Liabilities: 13.73% (g)				34,708,037
TOTAL NET ASSETS: 100.00%				$252,769,292

(a)
Security as defined in Rule 144A under the Securities Act of 1933 and determined to be liquid. Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers. At September 30, 2020 the value of these securities total $32,887,219 which represents 13.01% of total net assets.

(b) Foreign issued security.
(c) Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of September 30, 2020.
(d) Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2020.
(e) The rate quoted is the annualized seven-day effective yield as of September 30, 2020.
(f) A portion of this security is held by LCMT Fund Limited and pledged as collateral for derivative contracts.
(g) Includes assets pledged as collateral for derivative contracts.

CMT Constant Maturity Treasury
LIBOR London Interbank Offered Rate
PLC Public Limited Company
SOFR Secured Overnight Financing Rate

LoCorr Market Trend Fund
Consolidated Schedule of Open Forward Currency Contracts(a)
September 30, 2020 (Unaudited)

		Currency to be Received		Currency to be Delivered
Notional Amount	Forward Settlement Date	Currency Abbreviation	U.S. $ Value at September 30, 2020	Currency Abbreviation	U.S. $ Value on Origination Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
$44,058,688	12/18/2020	AUD	$43,444,481	USD	$44,058,688	$–	$(614,207)
11,549,887	12/18/2020	CAD	11,450,569	USD	11,549,887	–	(99,318)
50,849,463	12/18/2020	CHF	50,549,662	USD	50,849,463	–	(299,801)
87,874,686	12/18/2020	EUR	87,438,714	USD	87,874,686	–	(435,972)
37,410,451	12/18/2020	GBP	37,212,463	USD	37,410,451	–	(197,988)
20,939,758	12/18/2020	JPY	20,838,593	USD	20,939,758	–	(101,165)
14,952,348	12/18/2020	MXN	14,619,218	USD	14,952,348	–	(333,130)
11,012,610	12/18/2020	NZD	10,916,084	USD	11,012,610	–	(96,526)
			276,469,784		278,647,891	–	(2,178,107)
Total Purchase Contracts

Sale Contracts:
$19,704,932	12/18/2020	USD	$19,800,831	AUD	$19,704,932	$–	$(95,899)
3,729,719	12/18/2020	USD	3,718,937	CAD	3,729,719	10,782	–
1,792,135	12/18/2020	USD	1,797,104	CHF	1,792,135	–	(4,969)
38,471,590	12/18/2020	USD	38,491,500	EUR	38,471,590	–	(19,910)
12,369,218	12/18/2020	USD	12,395,547	GBP	12,369,218	–	(26,329)
26,004,972	12/18/2020	USD	26,019,463	JPY	26,004,972	–	(14,491)
683,994	12/18/2020	USD	684,603	MXN	683,994	–	(609)
11,862,635	12/18/2020	USD	11,907,673	NZD	11,862,635	–	(45,038)
Total Sale Contracts			114,815,658		114,619,195	10,782	(207,245)
Net Forward Currency Contracts			$161,654,126		$164,028,696	$10,782	$(2,385,352)
Net Unrealized Depreciation							$(2,374,570)

Currency Abbreviations:
	AUD	AUSTRALIAN DOLLAR
	CAD	CANADIAN DOLLAR
	CHF	SWISS FRANC
	EUR	EURO
	GBP	BRITISH POUND
	JPY	JAPANESE YEN
	MXN	MEXICAN PESO
	NZD	NEW ZEALAND DOLLAR
	USD	U.S. DOLLAR

(a)	Bank of America Merrill Lynch is the counterparty for all open forward currency exchange contracts held by the Fund as of September 30, 2020.

LoCorr Market Trend Fund
Consolidated Schedule of Open Futures Contracts
September 30, 2020 (Unaudited)

					Value
Description	Number of Contracts Purchased (Sold)	Settlement Month-Year	Current Notional Amount	Value at Trade Date	Unrealized Appreciation	Unrealized (Depreciation)
Purchase Contracts:
3 Mo Euro Euribor	812	Dec-21	$239,293,947	$239,299,764	$-	$(5,817)
90 Day Euro	1,668	Dec-21	416,124,300	416,049,566	74,734	-
90 Day Sterling	1,255	Dec-21	202,485,305	202,340,372	144,933	-
Aluminum (a)(b)	221	Dec-20	9,747,481	9,877,392	-	(129,911)
Australian 10 Yr Bond	266	Dec-20	28,462,704	28,247,902	214,802	-
Canadian 10 Yr Bond	534	Dec-20	60,881,333	60,754,243	127,090	-
Cocoa (a)	23	Dec-20	533,020	558,595	-	(25,575)
Copper (a)(b)	132	Dec-20	22,026,675	21,435,770	590,905	-
Cotton No.2 (a)	75	Dec-20	2,467,125	2,399,220	67,905	-
DAX Index	13	Dec-20	4,869,418	4,874,556	-	(5,138)
Dow Jones Industrial Average Mini E-Cbot Index	118	Dec-20	16,321,760	16,341,981	-	(20,221)
Euro-Bobl	584	Dec-20	92,552,884	92,505,870	47,014	-
Euro-Bund	291	Dec-20	59,543,586	59,413,705	129,881	-
Euro-Schatz	614	Dec-20	80,836,266	80,827,853	8,413	-
Euro-Stoxx 50 Index	476	Dec-20	17,825,374	18,497,536	-	(672,162)
Gasoline RBOB (a)	50	Nov-20	2,481,360	2,382,762	98,598	-
Gold (a)	30	Dec-20	5,686,500	5,630,620	55,880	-
Long Gilt	343	Dec-20	60,241,206	60,198,983	42,223	-
Nasdaq 100 E-Mini Index	38	Dec-20	8,669,510	8,594,888	74,622	-
Nikkei 225 Index	120	Dec-20	26,386,005	26,254,673	131,332	-
Russell 2000 Mini Index	103	Dec-20	7,747,660	7,688,881	58,779	-
S&P 500 E-Mini Index	108	Dec-20	18,100,800	18,017,891	82,909	-
Silver (a)	28	Dec-20	3,289,160	3,831,074	-	(541,914)
Soybean (a)	103	Nov-20	5,271,025	5,206,995	64,030	-
Soybean Oil (a)	88	Dec-20	1,749,264	1,730,969	18,295	-
Sugar (a)	183	Mar-21	2,769,010	2,725,822	43,188	-
Tokyo Price Index	100	Dec-20	15,412,696	15,191,866	220,830	-
U.S. 10 Yr Note	326	Dec-20	45,487,188	45,365,480	121,708	-
U.S. 2 Yr Note	977	Dec-20	215,878,836	215,788,191	90,645	-
U.S. 5 Yr Note	666	Dec-20	83,936,813	83,859,859	76,954	-
U.S. Long Bond	233	Dec-20	41,073,531	41,219,938	-	(146,407)
Zinc (a)(b)	86	Dec-20	5,164,838	5,005,279	159,559	-
Total Purchase Contracts					2,745,229	(1,547,145)

Sales Contracts:
10 Yr Mini JGB	(16)	Dec-20	$2,307,647	$2,305,201	$-	$(2,446)
Aluminum (a)(b)	(116)	Dec-20	5,116,325	5,135,096	18,771	-
Brent Crude (a)	(133)	Dec-20	5,625,900	5,470,164	-	(155,736)
CAC 40 10 Euro Index	(8)	Oct-20	450,317	454,515	4,198	-
Coffee (a)	(13)	Dec-20	540,881	545,475	4,594	-
Copper (a)(b)	(47)	Dec-20	7,842,831	7,740,697	-	(102,134)
Corn (a)	(403)	Dec-20	7,636,850	6,868,891	-	(767,959)
Dollar	(20)	Dec-20	1,878,540	1,864,634	-	(13,906)
FTSE 100 Index	(245)	Dec-20	18,467,154	18,486,784	19,630	-
Hang Seng Index	(150)	Oct-20	22,674,047	22,574,526	-	(99,521)
Hard Red Wheat (a)	(160)	Dec-20	4,077,999	3,429,369	-	(648,630)
Heating Oil (a)	(163)	Nov-20	7,887,961	7,719,992	-	(167,969)
Japanese 10 Yr Bond	(61)	Dec-20	87,979,045	87,861,213	-	(117,832)
Low Sulphur Gasoil (a)	(213)	Nov-20	7,108,875	7,040,519	-	(68,356)
Natural Gas (a)	(225)	Nov-20	5,685,750	6,107,511	421,761	-
Soybean Meal (a)	(33)	Dec-20	1,131,240	995,431	-	(135,809)
Wheat (a)	(65)	Dec-20	1,878,500	1,669,658	-	(208,842)
WTI Crude (a)	(150)	Nov-20	6,033,000	5,762,716	-	(270,284)
Zinc (a)(b)	(11)	Dec-20	660,619	648,709	-	(11,910)
Total Sale Contracts					468,954	(2,771,334)
Total Futures Contracts					$3,214,183	$(4,318,479)
Net Unrealized Depreciation						$(1,104,296)

(a)	Contract held by LCMT Fund Limited.
(b)	London Metal Exchange (''LME'') futures contracts settle on their respective maturity date.

NOTES

Investment Valuation
Fair Value Measurement Summary
September 30, 2020 (Unaudited)

The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund (individually a ''Fund'' and collectively the ''Funds'') follow fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value (“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.

American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks, such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies and royalty trusts, generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. Master limited partnerships are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers, and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.

Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their net asset value. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, swap agreements or options contracts, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations, a pricing service at the settlement price determined by the relevant exchange or by the counterparty. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.

Forward currency contracts represent the purchase or sale of a specific quantity of a foreign currency at the current or spot price, with delivery and settlement at a specified future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying financial instruments. Forward currency contracts are generally categorized in Level 2.

Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price, and are generally categorized in Level 1.

Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures and forward currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.

Options contracts are stated at fair value based on closing bid and ask option quotations or valued based on the daily price reported from the counterparty, and are generally categorized as Level 1 or Level 2.

Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Fair value determinations are required for the following securities:

●
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

●
securities for which, in the opinion of the Adviser/relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument, based upon factors that may include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securitiesmarkets or regulators, such as the suspension or limitation of trading;

●	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and

●
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

●
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods that are in accord with this principle may, for example, be based on:

●	a multiple of earnings;

●	a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or

●	yield to maturity with respect to debt issues, or a combination of these and other methods.

Fair value determinations are not based on what the Adviser believes that a buyer may pay at a later time, such as when market conditions change or when the market ultimately recognizes a security’s true value as perceived by the Adviser. Similarly, bonds and other instruments may not be fair valued at par based on the expectation that the Fund will hold the investment until maturity.

Some of the general factors that the Adviser considers in determining a valuation method for an individual issue of securities include, but shall not be limited to:

●	the fundamental analytical data relating to the investment;
●	the nature and duration of restrictions (if any) on disposition of the securities;
●	evaluation of the forces that influence the market in which these securities are purchased or sold;
●	changes in interest rates;
●	government (domestic or foreign) actions or pronouncements; and
●	other news events.

With respect to securities traded on foreign markets, the Adviser considers the value of foreign securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity and the trading prices of financial products that are tied to baskets of foreign securities, such as WEBS.

Among the more specific factors that the Funds’ Adviser considers (if applicable) in determining a valuation method for an individual issue of securities are:

●	type of security;
●	financial statements of the issuer;
●	cost at date of purchase;
●	size of holding;
●	discount from market value of unrestricted securities of the same class at time of purchase;
●	special reports prepared by analysts;
●	information as to any transactions or offers with respect to the security;
●	existence of merger proposals or tender offers affecting the securities;
●	price and extent of public trading in similar securities of the issuer or comparable companies; and
●	other relevant matters.

As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.

The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Fund might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies.

The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.

The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of September 30, 2020:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset Backed Securities	$-	$26,569,364	$-	$26,569,364
Corporate Bonds	-	58,195,855	-	58,195,855
Mortgage Backed Securities	-	30,590,104	-	30,590,104
Municipal Bonds	-	3,861,978	-	3,861,978
U.S. Government Agency Issues	-	24,326,790	-	24,326,790
U.S. Government Notes	-	64,094,309	-	64,094,309
Short Term Investment	10,422,855	-	-	10,422,855
Total Investments	$10,422,855	$207,638,400	$-	$218,061,255

Other Financial Instruments*
Forward Currency Contracts
Purchase	$-	$(2,178,107)	$-	$(2,178,107)
Sale	-	(196,463)	-	(196,463)
Total Forward Currency Contracts	-	(2,374,570)	-	(2,374,570)
Futures Contracts
Long	1,198,084	-	-	1,198,084
Short	(2,302,380)	-	-	(2,302,380)
Total Futures Contracts	(1,104,296)	-	-	(1,104,296)
Total Other Financial Instruments	$(1,104,296)	$(2,374,570)	$-	$(3,478,866)

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.

*The fair value of the Fund’s other financial instruments represents the net unrealized depreciation at September 30, 2020.

The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.